Debt (Details) - USD ($)									1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 29, 2025	Aug. 04, 2025	Mar. 31, 2025	Nov. 12, 2024	Oct. 31, 2024	Sep. 30, 2024	Apr. 29, 2024	Feb. 01, 2024	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 01, 2025
Debt [Line Items]
Convertible notes issued										$ 527,500
Conversion of shares (in Shares)					2,707	2,707			2,707					70,000
Convertible notes														$ 527,500
Non-cash, non-operating stock-based expense									$ 2,800,000	$ 1,359,000	$ 1,810,662	$ 1,307,095	$ 2,088,838	2,367,014
Outstanding balance														1,283,335
Short-term notes payable outstanding												$ 1,905,067		1,917,962	$ 0
Promissory Note [Member]
Debt [Line Items]
Interest rate								24.00%
Principal amount of note payable								$ 183,333								$ 183,333
Interest rate percentage												10.00%
Company executed promissory note								540,000
Maturity date				May 31, 2025
Unpaid interest expense				$ 24,061								$ 506,836		$ 279,000
Increase in interest rate				10.00%
Upfront payment				$ 40,000
Monthly payments				25,000
Loeb and Loeb [Member]
Debt [Line Items]
Interest rate														23.50%
Principal amount of note payable														$ 127,000
Forecast [Member]
Debt [Line Items]
Conversion of shares (in Shares)			68,096
Convertible notes			$ 527,500
Shares subject to conversion (in Shares)			1,600
Convertible Notes [Member]
Debt [Line Items]
Convertible shares (in Shares)														5,000,000
Convertible Notes [Member]
Debt [Line Items]
Convertible shares (in Shares)														70,000
Principal amount												$ 527,500
Convertible shares (in Shares)												68,095
Convertible remained outstanding (in Shares)												1,600
EF Hutton [Member]
Debt [Line Items]
Outstanding balance												$ 1,283,335		$ 1,283,335
EF Hutton [Member] | Promissory Note [Member]
Debt [Line Items]
Promissory note principal								$ 2,200,000
Interest rate percentage												24.00%		24.00%
Benesch Friedlander Coplan & Aronoff LLP [Member]
Debt [Line Items]
Outstanding balance													$ 634,627
Executed amount of promissory note							$ 670,000
Unpaid interest expense												$ 15,803		$ 3,304
Benesch Friedlander Coplan & Aronoff LLP [Member] | Promissory Note [Member]
Debt [Line Items]
Promissory note principal		$ 621,732		$ 694,061
Interest rate percentage							7.00%
Outstanding balance												$ 621,732		$ 634,627
Maturity date							Nov. 01, 2024
Increase in interest rate		10.00%
Great Point Capital, LLC [Member] | Promissory Note [Member]
Debt [Line Items]
Interest rate	8.00%
Principal amount of note payable	$ 1,000,000